Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 11, 2012
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 11, 2012
Prospectus Date	rr_ProspectusDate	Sep 28, 2012

PNC BALANCED ALLOCATION FUND (Prospectus Summary): | PNC BALANCED ALLOCATION FUND
PNC Balanced Allocation Fund

Supplement dated October 11, 2012 to

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  On page 2 of PNC Equity Funds Class A and Class C Shares Prospectus, the first sentence in the third paragraph under the “Principal Investment Strategies” section for PNC Balanced Allocation Fund is deleted and replaced with the following:

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income securities in order to generate current income.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-1012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
PNC BALANCED ALLOCATION FUND (Prospectus Summary): | PNC BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Balanced Allocation Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated October 11, 2012 to

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  On page 2 of PNC Equity Funds Class A and Class C Shares Prospectus, the first sentence in the third paragraph under the “Principal Investment Strategies” section for PNC Balanced Allocation Fund is deleted and replaced with the following:

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income securities in order to generate current income.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-1012

PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAAX
PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCCX

PNC BALANCED ALLOCATION FUND (Second Summary Prospectus) | PNC BALANCED ALLOCATION FUND
PNC Balanced Allocation Fund

Supplement dated October 11, 2012 to

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  On page 1 of PNC Equity Funds Class I Shares Prospectus, the first sentence in the third paragraph under the “Principal Investment Strategies” section for PNC Balanced Allocation Fund is deleted and replaced with the following:

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income securities in order to generate current income.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-1012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
PNC BALANCED ALLOCATION FUND (Second Summary Prospectus) | PNC BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Balanced Allocation Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated October 11, 2012 to

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  On page 1 of PNC Equity Funds Class I Shares Prospectus, the first sentence in the third paragraph under the “Principal Investment Strategies” section for PNC Balanced Allocation Fund is deleted and replaced with the following:

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income securities in order to generate current income.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-1012

PNC BALANCED ALLOCATION FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLIX